Shareholder Report, Line Graph (Details) 194908_Aristotle Small-Mid Cap Equity Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 18,042	$ 18,075	$ 15,972	$ 18,028	$ 18,551	$ 10,109	$ 13,793	$ 13,631	$ 12,279	$ 10,195	$ 20,470
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	32,935	30,717	23,758	25,988	23,219	14,286	15,721	14,454	12,699	10,756	$ 38,891
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Total Return
Accumulated Value	$ 23,924	$ 24,692	$ 20,334	$ 22,692	$ 22,614	$ 11,940	$ 15,401	$ 14,740	$ 13,124	$ 10,799	$ 29,533